Financial assets and other receivables - Factoring of trade receivables (Details) € in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Oct. 02, 2020 EUR (€)	Feb. 28, 2022 USD ($)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)
Disclosure of financial assets [line items]
Proceeds from borrowings			$ 522,270	$ 509,186	$ 432,274
Repaid			446,041	495,726	456,506
Borrowings			140,012	57,162
Finance costs			20,775	21,942	$ 38,793
Factoring of receivables
Disclosure of financial assets [line items]
Cash consideration advanced for the financing facility | €	€ 60,000
Percentage of accounts receivable	10.00%
Bad debt losses not covered by the insurance provider. | €	€ 5,000
Proceeds from borrowings			325,746	427,772
Repaid			328,022	420,873
Recognised bank borrowing debt			36,856	35,059
Trade and other receivables			42,220	41,272
Finance costs			$ 2,582	$ 3,344
Factoring of receivables | Bankinter
Disclosure of financial assets [line items]
Cash consideration advanced for the financing facility		$ 20,000
Receivable service fee		0.25%
Financing closing fees		0.25%
Annual renewal fee percentage		0.25%
Factoring of receivables | Minimum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.18%
Factoring of receivables | Maximum
Disclosure of financial assets [line items]
Percentage of annual agent fee	0.25%
Factoring of receivables | EURIBOR. | Bankinter
Disclosure of financial assets [line items]
Financing cost percentage		1.00%